Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and contingencies
Lessee Operating Lease Liability Aggregate Minimum Lease Payments

As of
December 31,
2022
RMB
Within one year	1,365
Total	1,365